Document and Entity Information	Jul. 29, 2019
Cover [Abstract]
Entity Registrant Name	LAS VEGAS SANDS CORP
Entity Incorporation State Country Code	NV
Entity Address, State or Province	NV
Amendment Flag	false
Entity Central Index Key	0001300514
Document Type	8-K
Document Period End Date	Jul. 29, 2019
Entity File Number	001-32373
Entity Tax Identification Number	27-0099920
Entity Address, Address Line One	3355 LAS VEGAS BOULEVARD SOUTH
Entity Address, City or Town	LAS VEGAS
Entity Address, Postal Zip Code	89109
City Area Code	(702)
Local Phone Number	414-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.001 par value)
Trading Symbol	LVS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false